Supplemental Cash Information	9 Months Ended
Sep. 30, 2018
Notes to Financial Statements
Supplemental Cash Information

2.              Supplemental cash information

	September 30, 2018	December 31, 2017
Cash	$88,627	$59,504
Cash equivalents	54	65,094
Restricted cash	5,260	-
Total cash, cash equivalents and restricted cash	$93,941	$124,598
The Company maintains virtually all cash and cash equivalents in USD currency. Cash equivalents consist of short-term deposits that are accessible with 30 days’ notice.
Of the Company’s restricted cash, $3,010 was held in trust related to the Canaccord settlement (note 11) and $2,250 supports a bank guarantee, which will be redeemed in December 2018, in connection with a construction contract at the Timok Project.
Supplementary information for the statements of cash flows is as follows:

	Three months ended September 30,		Nine months ended September 30,
	2018	2017	2018	2017
Non-cash investing and financing transactions
Shares issued as part of DRIP	$-	$277	$298	$2,070
Closure and reclamation increase (decrease) in mineral properties, plant and equipment	820	196	(1,630)	(609)
Depreciation added to (relieved from) inventory	(1,290)	(2,981)	(101)	(1,038)
Depreciation included in inventory impairment charge (reversal)	-	(145)	-	6,202